FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2014
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
Note 3:	FAIR VALUE MEASUREMENTS

The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, restricted cash, accounts receivable, other receivables, accounts payable and other liabilities approximate their fair value due to the short-term maturities of such instruments.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•	Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access.

•	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table present assets and liabilities measured at fair value on a recurring basis as of June 30, 2014:

	June 30, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	110	-	110

Total financial assets	-	110	-	110

Liabilities:
Payment obligation in connection with previous acquisitions:	-	-	5,146	5,146

Total financial liabilities	-	-	5,146	5,146

As of December 31, 2013, there were no balances presented at fair value.